INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2022 ₪ / shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses current | $		$ 7,747		$ 7,470
Trade receivables, allowance for credit losses non current | $		$ 755		$ 1,117
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		120,000,000		120,000,000
Ordinary shares, shares issued		87,513,653		87,413,119
Ordinary shares, shares outstanding		84,032,130		83,931,596
Treasury stock, ordinary shares		3,481,523		3,481,523